Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of risk management [Abstract]
Probability weights applied to the scenarios of the forecasts of macroeconomic variables
As of December 31, 2025, the probability weights applied to the scenarios of the forecasts of macroeconomic variables is as follows (Unit: %):

	Normal Scenario	Good Scenario	Bad Scenario	Worst Scenario
Probability weight	45.58	5.69	28.73	20.00

Disclosure in tabular form of macroeconomic forecasts for the forthcoming financial year
Considering internal and external uncertainties, The Group additionally applied the Worst scenario to the three macroeconomic variable scenarios: Normal, Good, and Bad. Assuming all other conditions remain the same, the sensitivity analysis of the Group’s expected credit loss allowance, assuming a probability weighting of 100% for each scenario, are as follows (Unit: Korean Won in millions):

Scenario	Applied probability weight	Assuming 100%	Difference from book value
Good	5.69%	1,280,714	(675,757)
Normal	45.58%	1,394,081	(562,390)
Bad	28.73%	1,796,726	(159,745)
Worst	20.00%	4,255,128	2,298,657

Sensitivity anaysis on expected credit loss allowance due to changes in macroeconomic indicatiors
Considering internal and external uncertainties, The Group additionally applied the Worst scenario to the three macroeconomic variable scenarios: Normal, Good, and Bad. Assuming all other conditions remain the same, the sensitivity analysis of the Group’s expected credit loss allowance, assuming a probability weighting of 100% for each scenario, are as follows (Unit: Korean Won in millions):

Scenario	Applied probability weight	Assuming 100%	Difference from book value
Good	5.69%	1,280,714	(675,757)
Normal	45.58%	1,394,081	(562,390)
Bad	28.73%	1,796,726	(159,745)
Worst	20.00%	4,255,128	2,298,657

Maximum exposure to credit risk by customer
The maximum exposure to credit risk as of December 31, 2024 and 2025 is as follows (Unit: Korean Won in millions):

		December 31, 2024	December 31, 2025
Loans and other financial assets at amortized cost (*1)	Korean treasury and government agencies	229,126	538,314
	Banks	23,593,313	23,189,957
	Corporates	179,986,851	188,753,434
	Consumers	194,662,526	200,014,078

	Sub-total	398,471,816	412,495,783

Financial assets at FVTPL (*2)	Deposits	73,951	261,470
	Debt securities	6,801,288	9,552,081
	Loans	104,177	1,126,446
	Derivative assets	10,094,532	5,774,203
	Others	2,671	156,134

	Sub-total	17,076,619	16,870,334

Financial assets at FVTOCI	Debt securities and others	42,922,671	82,071,637
Securities at amortized cost	Debt securities	19,203,177	18,707,459
Derivative assets	Derivative assets (Designated for hedging)	175,191	217,180
Off-balance accounts	Payment guarantees (*3)	16,611,262	16,070,098
	Loan commitments	133,863,588	134,286,067

	Sub-total	150,474,850	150,356,165

	Total	628,324,324	680,718,558

(*1)	Cash and cash equivalents are not included.
(*2)	Puttable financial instruments are not included.
(*3)	As of December 31, 2024 and 2025, the financial guarantee amount of 4,156,790 million Won and 5,032,808 million Won are included, respectively.

Credit risk exposure by geographical areas
The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	December 31, 2024
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	367,026,768	5,784,272	7,108,462	584,060	850,872	17,117,382	398,471,816
Securities at amortized cost	18,052,871	197,188	712,761	—	—	240,357	19,203,177
Financial assets at FVTPL	12,643,738	88	1,824,414	553,842	430,341	1,624,196	17,076,619
Financial assets at FVTOCI	37,746,319	589,277	3,157,655	190,801	22,112	1,216,507	42,922,671
Derivative assets (Designated for hedging)	165,089	—	3,216	—	6,886	—	175,191
Off-balance accounts	144,006,247	1,213,479	1,805,060	87,755	20,758	3,341,551	150,474,850

Total	579,641,032	7,784,304	14,611,568	1,416,458	1,330,969	23,539,993	628,324,324

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

	December 31, 2025
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	381,895,446	5,455,324	6,700,018	775,262	1,266,134	16,403,599	412,495,783
Securities at amortized cost	17,720,610	55,390	779,676	—	—	151,783	18,707,459
Financial assets at FVTPL	14,030,387	32	1,151,755	502,905	277,765	907,490	16,870,334
Financial assets at FVTOCI	70,443,271	1,102,112	4,752,496	400,316	591,861	4,781,581	82,071,637
Derivative assets (Designated for hedging)	180,170	—	30,719	—	6,291	—	217,180
Off-balance accounts	142,669,598	1,069,795	1,439,439	756,252	35,333	4,385,748	150,356,165

Total	626,939,482	7,682,653	14,854,103	2,434,735	2,177,384	26,630,201	680,718,558

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

Credit risk exposure by industries
b) Credit risk exposure by industries
The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code as of December 31, 2024 and 2025 (Unit: Korean Won in millions):

	December 31, 2024
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	92,018,694	47,835,603	33,986,585	6,219,603	190,902,940	27,508,391	398,471,816
Securities at amortized cost	169,352	—	10,248,257	59,866	—	8,725,702	19,203,177
Financial assets at FVTPL	287,401	539,092	10,833,850	31,527	123,339	5,261,410	17,076,619
Financial assets at FVTOCI	331,590	474,837	29,935,898	194,940	—	11,985,406	42,922,671
Derivative assets (Designated for hedging)	—	—	175,191	—	—	—	175,191
Off-balance accounts	22,460,440	28,514,078	14,147,757	3,192,714	73,212,057	8,947,804	150,474,850

Total	115,267,477	77,363,610	99,327,538	9,698,650	264,238,336	62,428,713	628,324,324

	December 31, 2025
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	88,350,901	52,551,867	40,292,287	5,754,395	196,402,459	29,143,874	412,495,783
Securities at amortized cost	89,611	—	8,009,336	39,968	—	10,568,544	18,707,459
Financial assets at FVTPL	498,155	677,238	9,126,225	145,149	100	6,423,467	16,870,334
Financial assets at FVTOCI	388,717	1,308,907	39,468,777	867,980	—	40,037,256	82,071,637
Derivative assets (Designated for hedging)	—	—	217,180	—	—	—	217,180
Off-balance accounts	24,121,840	25,922,599	14,542,861	3,533,170	73,040,583	9,195,112	150,356,165

Total	113,449,224	80,460,611	111,656,666	10,340,662	269,443,142	95,368,253	680,718,558

The maximum exposure to credit risk of financial assets, except for financial assets at FVTPL and derivative asset
The maximum exposure to credit risk by asset quality, except for financial assets at FVTPL and derivative asset (designated for hedging) as of December 31, 2024 and 2025 is as follows (Unit: Korean Won in millions):

	December 31, 2024
	Stage 1		Stage 2
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Stage 3	Credit impairment model	Total	Loss allowance	Total, net
Loans and other financial assets at amortized cost	343,186,708	27,086,126	13,280,849	14,344,066	3,003,886	1,147,147	402,048,782	(3,576,966)	398,471,816
Korean treasury and government agencies	229,733	22	—	—	—	—	229,755	(629)	229,126
Banks	23,375,096	115,721	88,306	—	36,143	—	23,615,266	(21,953)	23,593,313
Corporates	150,732,338	19,561,385	3,130,814	6,264,461	1,416,152	1,147,147	182,252,297	(2,265,446)	179,986,851
General business	103,495,951	11,071,283	2,507,705	4,093,868	807,545	—	121,976,352	(1,409,387)	120,566,965
Small- and medium-sized enterprise	35,450,353	7,731,142	500,934	1,870,087	357,881	—	45,910,397	(586,059)	45,324,338
Project financing and others	11,786,034	758,960	122,175	300,506	250,726	1,147,147	14,365,548	(270,000)	14,095,548
Consumers	168,849,541	7,408,998	10,061,729	8,079,605	1,551,591	—	195,951,464	(1,288,938)	194,662,526
Securities at amortized cost	19,213,940	—	—	—	—	—	19,213,940	(10,763)	19,203,177
Financial assets at FVTOCI (*3)	42,766,477	156,194	—	—	—	—	42,922,671	(29,084)	42,922,671

Total	405,167,125	27,242,320	13,280,849	14,344,066	3,003,886	1,147,147	464,185,393	(3,616,813)	460,597,664

	December 31, 2024
	Collateral value
	Stage 1	Stage 2	Stage 3	Credit impairment model	Total
Loans and other financial assets at amortized cost	241,378,580	22,815,602	1,070,209	1,137,097	266,401,488
Korean treasury and government agencies	55,775	—	—	—	55,775
Banks	2,474,302	—	—	—	2,474,302
Corporates	101,666,963	7,536,068	645,842	1,137,097	110,985,970
General business	59,099,372	5,578,709	328,802	—	65,006,883
Small- and medium-sized enterprise	34,401,736	1,729,820	243,513	—	36,375,069
Project financing and others	8,165,855	227,539	73,527	1,137,097	9,604,018
Consumers	137,181,540	15,279,534	424,367	—	152,885,441
Securities at amortized cost	—	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—	—

Total	241,378,580	22,815,602	1,070,209	1,137,097	266,401,488

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.

	December 31, 2025
	Stage 1		Stage 2
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Stage 3	Credit impairment model	Total	Loss allowance	Total, net
Loans and other financial assets at amortized cost	354,069,178	30,632,768	13,842,896	12,837,364	3,564,522	1,137,650	416,084,378	(3,588,595)	412,495,783
Korean treasury and government agencies	539,215	—	—	—	—	—	539,215	(901)	538,314
Banks	22,832,170	380,843	—	—	—	—	23,213,013	(23,056)	23,189,957
Corporates	155,984,903	23,571,082	3,177,635	5,395,186	1,733,385	1,137,650	190,999,841	(2,246,407)	188,753,434
General business	107,006,628	14,727,532	2,404,812	3,754,332	1,102,892	—	128,996,196	(1,518,049)	127,478,147
Small- and medium-sized enterprise	33,828,252	8,118,497	542,006	1,469,338	368,686	—	44,326,779	(456,931)	43,869,848
Project financing and others	15,150,023	725,053	230,817	171,516	261,807	1,137,650	17,676,866	(271,427)	17,405,439
Consumers	174,712,890	6,680,843	10,665,261	7,442,178	1,831,137	—	201,332,309	(1,318,231)	200,014,078
Securities at amortized cost	18,718,526	—	—	—	—	—	18,718,526	(11,067)	18,707,459
Financial assets at FVTOCI (*3)	81,911,940	159,697	—	—	—	—	82,071,637	(29,204)	82,071,637

Total	454,699,644	30,792,465	13,842,896	12,837,364	3,564,522	1,137,650	516,874,541	(3,628,866)	513,274,879

	December 31, 2025
	Collateral value
	Stage 1	Stage 2	Stage 3	Credit impairment model	Total
Loans and other financial assets at amortized cost	242,664,753	22,382,806	1,219,109	1,128,343	267,395,011
Korean treasury and government agencies	103,817	—	—	—	103,817
Banks	1,815,479	—	—	—	1,815,479
Corporates	99,471,630	7,066,546	720,305	1,128,343	108,386,824
General business	61,218,056	5,128,816	516,966	—	66,863,838
Small- and medium-sized enterprise	26,662,910	1,594,623	142,383	—	28,399,916
Project financing and others	11,590,664	343,107	60,956	1,128,343	13,123,070
Consumers	141,273,827	15,316,260	498,804	—	157,088,891
Securities at amortized cost	—	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—	—

Total	242,664,753	22,382,806	1,219,109	1,128,343	267,395,011

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.

Credit quality of the payment guarantees and loan commitments
The credit quality of the payment guarantees and loan commitments as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Payment Guarantees	15,679,374	808,182	41,866	59,688	22,152	16,611,262
Loan Commitments	127,622,889	3,402,602	2,298,056	502,070	37,971	133,863,588

Total	143,302,263	4,210,784	2,339,922	561,758	60,123	150,474,850

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

	December 31, 2025
Financial assets	Stage 1		Stage 2		Stage 3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Payment Guarantees	15,186,145	776,039	18,603	66,204	23,107	16,070,098
Loan Commitments	127,446,436	3,821,389	2,461,016	521,696	35,530	134,286,067

Total	142,632,581	4,597,428	2,479,619	587,900	58,637	150,356,165

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

Basel III standard approach of market risk management
Woori Bank, a major subsidiary subject to Basel III standard approach of market risk management, has the following equity capital required for market risk. (Unit : Korean Won in millions)

	Risk Group	December 31, 2024	December 31, 2025
Sensitivity-based risk	General interest rate risk	29,029	34,292
	Equity risk	3,006	3,152
	Commodity risk	51	3
	Foreign exchange risk	114,174	110,144
	Non-securitization credit spread risk	18,258	23,797
	Securitization (excluding CTP (Correlation Trading Portfolio)) credit spread risk	—	—
	CTP credit spread risk	—	—
Default risk	Non-Securitization bankruptcy risk	8,604	9,207
	Securitization (excluding CTP) default risk	—	—
	CTP default risk	—	—
Residual risk	Residual risk	1,182	1,106

Total		174,304	181,701

Economic value of equity and net interest income for assets and liabilities based on interest rate risk in banking book
ΔEVE and ΔNII calculated on interest risk in banking book(IRRBB) basis for assets and liabilities by subsidiary as of December 31, 2025 and 2024 are as follows(Unit: Korean Won in millions):

	December 31, 2024		December 31, 2025
	Δ EVE (*1)	Δ NII (*2)	Δ EVE (*1)	Δ NII (*2)
Woori Bank	952,830	668,290	488,658	685,472
Woori Card Co., Ltd.	120,153	79,515	106,003	53,435
Woori Financial Capital Co., Ltd.	67,877	16,151	65,780	9,773
Woori Investment Securities Co., Ltd.	29,325	24,911	93,763	90,407
Woori Asset Trust Co., Ltd.	1,817	12,802	716	4,982
Woori Asset Management Corp.	504	1,682	1,134	1,653
Woori Savings Bank	15,117	4,537	29,858	340
Woori Private Equity Asset Management Co., Ltd.	17	338	6	354
Woori Financial F&I Co., Ltd.	97,936	6,858	86,260	8,891
Woori Venture Partners Co., Ltd.	705	3,231	668	2,897

(*1)	ΔEVE: change in Economic Value of Equity
(*2)	ΔNII: change in Net Interest Income

Cash flows of principal amounts and interests from interest bearing assets and liabilities by each re-pricing date
At the interest rate re-pricing date, cash flows (both principal and interest) of interest-bearing assets and liabilities, which is the basis of non-trading position interest rate risk management are as follows: (Unit: Korean Won in millions):

	December 31, 2024
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	241,742,497	53,994,860	25,504,549	17,099,875	78,442,115	5,000,982	421,784,878
Financial assets at FVTPL	297,653	38,474	9,993	5,420	42,433	51	394,024
Financial assets at FVTOCI	7,276,254	4,996,536	2,350,787	2,570,750	26,459,375	1,421,185	45,074,887
Securities at amortized cost	1,318,853	1,651,266	1,856,726	629,079	12,972,012	1,862,090	20,290,026

Total	250,635,257	60,681,136	29,722,055	20,305,124	117,915,935	8,284,308	487,543,815

Liability:
Deposits due to customers	166,841,875	55,267,332	44,234,044	42,203,933	62,625,304	34,751	371,207,239
Borrowings	19,153,362	4,676,893	1,587,119	1,542,868	3,131,674	513,870	30,605,786
Debentures	5,189,563	5,370,343	4,438,800	3,168,918	30,963,968	2,673,453	51,805,045

Total	191,184,800	65,314,568	50,259,963	46,915,719	96,720,946	3,222,074	453,618,070

	December 31, 2025
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	255,374,516	52,912,872	22,204,663	14,715,553	80,604,982	4,483,870	430,296,456
Financial assets at FVTPL	723,058	23,986	107,748	87,500	68,617	—	1,010,909
Financial assets at FVTOCI	16,102,668	4,109,860	3,296,553	2,170,275	23,894,889	1,298,513	50,872,758
Securities at amortized cost	1,068,946	1,058,142	2,206,199	2,130,814	11,965,315	1,192,507	19,621,923

Total	273,269,188	58,104,860	27,815,163	19,104,142	116,533,803	6,974,890	501,802,046

Liability:
Deposits due to customers	170,106,506	58,129,264	42,994,149	44,283,193	64,141,014	29,351	379,683,477
Borrowings	24,211,741	3,820,560	1,293,285	1,424,149	3,404,397	518,214	34,672,346
Debentures	7,327,498	3,554,590	4,716,362	4,321,910	34,546,993	2,615,848	57,083,201

Total	201,645,745	65,504,414	49,003,796	50,029,252	102,092,404	3,163,413	471,439,024

Foreign currency risk exposure of financial instruments in foreign currency

	December 31, 2024
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	8,258	12,139,283	80,851	757,154	1,331	267,802	223	341,326	1,123,728	14,629,293
Loans and other financial assets at amortized cost	21,637	31,775,374	104,585	979,422	26,856	5,405,371	2,211	3,380,628	7,584,236	49,125,031
Financial assets at FVTPL	887	1,304,438	1,836	17,190	16	3,318	149	227,858	20,087	1,572,891
Financial assets at FVTOCI	3,588	5,274,144	—	—	2,910	585,622	37	55,853	847,518	6,763,137
Securities at amortized cost	767	1,127,313	—	—	980	197,188	36	55,074	175,895	1,555,470

Total	35,137	51,620,552	187,272	1,753,766	32,093	6,459,301	2,656	4,060,739	9,751,464	73,645,822

Liability
Financial liabilities at FVTPL	112	164,400	36	334	—	—	1	1,766	751	167,251
Deposits due to customers	23,607	34,702,743	250,528	2,346,146	27,301	5,494,893	2,024	3,094,378	5,348,009	50,986,169
Borrowings	8,302	12,203,906	56,465	528,785	110	22,235	545	832,661	3,334,191	16,921,778
Debentures	4,549	6,687,333	—	—	—	—	195	297,766	446,349	7,431,448
Other financial liabilities	2,123	3,120,355	20,684	193,701	4,120	829,197	244	373,203	493,198	5,009,654

Total	38,693	56,878,737	327,713	3,068,966	31,531	6,346,325	3,009	4,599,774	9,622,498	80,516,300

Off-balance accounts	9,109	13,390,339	23,905	223,864	1,702	342,576	841	1,286,110	1,506,643	16,749,532

	December 31, 2025
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	10,382	14,897,814	163,681	1,501,990	1,440	294,862	396	667,551	1,504,069	18,866,286
Loans and other financial assets at amortized cost	22,828	32,755,775	99,204	915,492	18,707	3,830,414	2,122	3,577,181	7,721,655	48,800,517
Financial assets at FVTPL	1,713	2,458,578	1,587	14,562	11	2,350	279	470,231	298,686	3,244,407
Financial assets at FVTOCI	5,189	7,445,013	596	547,281	8,043	696,669	1,765	2,975,486	1,422,141	13,086,590
Securities at amortized cost	610	875,923	—	—	271	55,390	7	12,610	135,379	1,079,302

Total	40,722	58,433,103	265,068	2,979,325	28,472	4,879,685	4,569	7,703,059	11,081,930	85,077,102

Liability
Financial liabilities at FVTPL	62	88,508	—	1	—	—	—	774	138	89,421
Deposits due to customers	22,954	32,937,144	215,351	1,976,126	21,625	4,428,000	5,781	9,744,458	6,344,318	55,430,046
Borrowings	7,846	11,258,513	41,724	382,874	957	195,936	359	605,116	2,055,224	14,497,663
Debentures	4,406	6,322,500	—	—	600	122,856	195	328,345	—	6,773,701
Other financial liabilities	3,148	4,516,991	12,179	111,756	1,423	291,386	62	104,876	352,234	5,377,243

Total	38,416	55,123,656	269,254	2,470,757	24,605	5,038,178	6,397	10,783,569	8,751,914	82,168,074

Off-balance accounts	10,487	15,046,017	19,765	181,369	1,163	238,158	953	1,605,830	561,333	17,632,707

Cash flows of principals and interests of non-derivative financial liabilities by remaining contractual maturities

a)	Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	74,205	—	69,534	112,944	—	—	256,683
Deposits due to customers	237,078,927	41,568,072	33,229,547	43,680,907	16,991,574	1,441,654	373,990,681
Borrowings	11,589,854	6,676,926	4,781,377	3,676,310	3,561,696	563,870	30,850,033
Debentures	4,635,557	5,525,191	4,442,376	3,572,533	30,967,974	2,673,592	51,817,223
Lease liabilities	60,099	49,069	45,534	40,375	317,971	50,341	563,389
Other financial liabilities(*)	19,417,326	108,361	30,995	27,093	1,118,751	4,287,489	24,990,015

Total	272,855,968	53,927,619	42,599,363	51,110,162	52,957,966	9,016,946	482,468,024

	December 31, 2025
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	456,606	103,174	131,181	310,111	324,118	17,501	1,342,691
Deposits due to customers	239,003,957	43,936,717	31,733,945	47,843,702	18,670,748	1,212,186	382,401,255
Borrowings	18,209,601	4,676,557	3,879,109	3,202,042	3,881,934	518,214	34,367,457
Debentures	7,015,353	3,594,266	4,732,824	4,586,030	35,650,614	4,127,981	59,707,068
Lease liabilities	66,838	55,213	50,236	43,549	357,379	44,575	617,790
Other financial liabilities(*)	24,614,468	194,968	35,049	47,917	1,103,857	3,849,974	29,846,233
Investment contract liabilities	3,702,780	—	—	—	—	—	3,702,780

Total	293,069,603	52,560,895	40,562,344	56,033,351	59,988,650	9,770,431	511,985,274

(*)	Lease liabilities are not included.

Cash flows from principals and interests of non-derivative financial liabilities by expected maturities

b)	Cash flows of principals and interests by expected maturities of non-derivative financial liabilities as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	74,205	—	69,534	112,944	—	—	256,683
Deposits due to customers	242,795,510	43,419,738	32,989,627	38,822,980	14,857,886	491,918	373,377,659
Borrowings	11,592,268	6,678,053	4,782,453	3,678,378	3,555,011	563,870	30,850,033
Debentures	4,635,557	5,525,191	4,442,376	3,572,533	30,967,974	2,673,592	51,817,223
Lease liabilities	60,092	50,205	46,727	41,569	322,272	50,341	571,206
Other financial liabilities (*)	19,418,010	108,690	31,315	27,708	1,116,803	4,287,489	24,990,015

Total	278,575,642	55,781,877	42,362,032	46,256,112	50,819,946	8,067,210	481,862,819

	December 31, 2025
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	465,982	110,167	135,894	314,271	296,086	17,501	1,339,901
Deposits due to customers	245,944,516	46,024,410	31,302,585	42,075,527	16,164,093	433,017	381,944,148
Borrowings	18,211,997	4,677,678	3,880,180	3,204,104	3,875,284	518,214	34,367,457
Debentures	7,015,353	3,594,266	4,732,824	4,586,030	36,831,544	2,615,848	59,375,865
Lease liabilities	66,842	56,355	51,392	44,714	357,620	44,575	621,498
Other financial liabilities (*)	24,614,468	194,968	35,049	47,917	1,103,857	3,849,974	29,846,233
Investment contract liabilities	3,702,780	—	—	—	—	—	3,702,780

Total	300,021,938	54,657,844	40,137,924	50,272,563	58,628,484	7,479,129	511,197,882

(*)	Lease liabilities are not included.

Cash flow of derivative financial liabilities by maturities
The cash flow by the maturity of derivative financial liabilities as of December 31, 2024 and 2025 is as follows (Unit: Korean Won in millions):

		Remaining maturity
		Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
December 31, 2024	Cash flow risk hedge	(219)	193	31	62	207	—	274
	Fair value risk hedge	(6,816)	46,231	(11,740)	44,950	35,764	(5,834)	102,555
	Trading purpose	9,092,008	90	—	—	—	—	9,092,098

December 31, 2025	Cash flow risk hedge	245,304	721,902	69,178	691,883	608,819	35,265	2,372,351
	Fair value risk hedge	8,927	24,385	15,933	20,814	38,364	(10,613)	97,810
	Trading purpose	5,129,664	—	—	—	—	—	5,129,664

Maturity analysis of off-balance accounts
4) Maturity analysis of off-balance accounts (Payment guarantees, commitments, and etc.)
A payment guarantee represents an irrevocable undertaking that the Group should meet a customer’s obligations to third parties if the customer fails to do so. The loan commitment represents the limit if the Group has promised credit to the customer. Loan commitments include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for payment guarantees, such as financial guarantees for debentures issued or loans, unused loan commitments, and other credits. However, under the terms of the guarantees and unused loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance
accounts as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Payment guarantees	16,611,262	16,070,098
Loan commitments	133,863,588	134,286,067
Other commitments	4,572,323	5,806,012

Capital adequacy ratio
Details of the Group’s capital adequacy ratio as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

Details	December 31, 2024	December 31, 2025 (*)
Tier 1 capital	28,522,910	30,222,734
Other Tier 1 capital	4,869,567	4,556,265
Tier 2 capital	3,535,362	3,020,751

Total risk-adjusted capital	36,927,839	37,799,750

Risk-weighted assets for credit risk	210,365,462	209,094,901
Risk-weighted assets for market risk	3,125,478	3,101,409
Risk-weighted assets for operational risk	21,609,530	22,345,759

Total risk-weighted assets	235,100,470	234,542,069

Common Equity Tier 1 ratio	12.13%	12.89%

Tier 1 capital ratio	14.20%	14.83%

Total capital ratio	15.71%	16.12%

(*)	The capital ratio at the end of the current period is provisional